Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 8	$ 3	$ 6	$ 11	$ 8
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	302	221	(302)	523	(450)
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(71)	(67)	(70)	(138)	(199)
Net of income tax (provision) recovery, unrealized (losses) on hedges of net foreign operations	(3)	(205)	(287)	(208)	(79)
Net of income tax (provision) recovery, net unrealized gains (losses) on fair value through OCI equity securities	(4)	1	0	(3)	4
Net of income tax (provision) recovery, net gains (losses) on remeasurement of pension and other employee future benefit plans	(25)	(21)	11	(46)	3
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(112)	93	(56)	(19)	(22)
Debt securities
Statement [Line Items]
Net of income tax (provision) recovery of unrealized gains (losses) on fair value through OCI debt securities	$ 22	$ (73)	$ 50	$ (51)	$ 5